Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income
Interest income	₩ 212,451	₩ 182,475	₩ 210,193
Dividend income	92,962	41,000	183,712
Gain on foreign currency transactions	785,616	1,032,552	1,025,240
Gain on foreign currency translations	564,016	377,723	466,090
Gain on derivatives transactions	210,727	316,524	366,482
Gain on valuations of derivatives	64,735	147,111	155,334
Gain on disposals of available-for-sale financial assets	425,684	130,830	139,136
Others	16,476	3,765	10,886
Finance income	2,372,667	2,231,980	2,557,073
Finance costs
Interest expenses	(653,115)	(658,726)	(788,772)
Loss on foreign currency transactions	(756,654)	(1,147,192)	(1,157,161)
Loss on foreign currency translations	(422,880)	(405,391)	(716,722)
Loss on derivatives transactions	(236,273)	(338,314)	(343,118)
Loss on valuation of derivatives	(226,487)	(162,676)	(72,133)
Impairment loss on available-for-sale financial assets	(123,214)	(248,404)	(142,781)
Others	(65,654)	(53,487)	(166,367)
Finance costs	₩ (2,484,277)	₩ (3,014,190)	₩ (3,387,054)